Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Loan receivables	¥ 662,183	¥ 615,184
Market risk [member]
Statement [Line Items]
Loan receivables	662,183	615,184
Loan payable	¥ 171,569	¥ 172,891